Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives
Schedule of derivative financial instruments

The following table summarizes the company’s derivative financial instruments:

	December 31, 2023				December 31, 2022
	Notional		Fair value		Notional		Fair value
	amount	Cost	Assets	Liabilities	amount	Cost	Assets	Liabilities
Equity derivative contracts(1)	4,101.7	149.1	595.7	32.5	1,946.5	68.0	258.1	19.4
RiverStone Barbados AVLNs	—	—	—	—	517.5	—	30.7	—
Foreign currency derivative contracts(2)	—	—	65.0	158.8	—	—	49.0	106.8
Other derivative contracts	—	254.2	311.8	253.6	—	289.8	130.0	64.8
Total			972.5	444.9			467.8	191.0
(1)	Includes the company’s investment in Atlas warrants with a fair value at December 31, 2022 of $13.5, which were exercised on January 12, 2023 as described in note 6.
(2)	Includes AGT’s foreign currency forward and swap liabilities with a fair value at December 31, 2023 of $60.8 (December 31, 2022 - $56.2).